Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$6,460,210.21	0.0154182	$-	-	$6,460,210.21
Class A-4 Notes	$218,300,000.00	1.0000000	$211,940,416.00	0.9708677	$6,359,584.00
Total Securities	$224,760,210.21	0.1918895	$211,940,416.00	0.1809446	$12,819,794.21

Weighted Avg. Coupon (WAC)	4.63%		4.64%
Weighted Avg. Remaining Maturity (WARM)	26.46		25.58
Pool Receivables Balance	$260,836,653.33		$245,415,146.10
Remaining Number of Receivables	33,654		32,890

Adjusted Pool Balance	$255,240,873.38		$240,246,962.02

III. COLLECTIONS

Principal:
Principal Collections	$15,023,263.36
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$242,269.13
Total Principal Collections	$15,265,532.49

Interest:
Interest Collections	$1,001,304.24
Late Fees & Other Charges	$33,181.93
Interest on Repurchase Principal	$-
Total Interest Collections	$1,034,486.17

Collection Account Interest	$823.08
Reserve Account Interest	$416.05
Servicer Advances	$-

Total Collections	$16,301,257.79

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$16,301,257.79
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$16,301,257.79

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$217,363.88		$217,363.88	$217,363.88
Collection Account Interest					$823.08
Late Fees & Other Charges					$33,181.93
Total due to Servicer					$251,368.89

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$5,222.00		$5,222.00
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$301,746.17		$301,746.17	$301,746.17

Available Funds Remaining:					$15,748,142.73

3. Principal Distribution Amount:					$12,819,794.21
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$6,460,210.21
Class A-4 Notes				$6,359,584.00
Class A Notes Total:		12,819,794.21		$12,819,794.21
Total Noteholders Principal				$12,819,794.21

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					2,928,348.52

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,595,779.95
Beginning Period Amount	$5,595,779.95
Current Period Amortization	$427,595.87
Ending Period Required Amount	$5,168,184.08
Ending Period Amount	$5,168,184.08
Next Distribution Date Required Amount	$4,758,183.87

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$30,480,663.17	$28,306,546.02	$28,306,546.02
Overcollateralization as a % of Adjusted Pool		11.94%	11.78%	11.78%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.28%	32,323	97.68%	$239,732,547.04
30 - 60 Days	1.37%	451	1.84%	$4,512,088.71
61 - 90 Days	0.28%	93	0.40%	$981,352.96
91 + Days	0.07%	23	0.08%	$189,157.39
		32,890		$245,415,146.10
Total
Delinquent Receivables 61 + days past due	0.35%	116	0.48%	$1,170,510.35
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	117	0.47%	$1,214,204.92
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	117	0.45%	$1,256,228.76
Three-Month Average Delinquency Ratio	0.35%		0.47%

Repossession in Current Period		18		$174,511.63
Repossession Inventory		35		$121,090.59

Charge-Offs
Gross Principal of Charge-Off for Current Period				$398,243.87
Recoveries				$(242,269.13)
Net Charge-offs for Current Period				$155,974.74

Beginning Pool Balance for Current Period				$260,836,653.33

Net Loss Ratio				0.72%
Net Loss Ratio for 1st Preceding Collection Period				-0.05%
Net Loss Ratio for 2nd Preceding Collection Period				0.63%
Three-Month Average Net Loss Ratio for Current Period				0.43%

Cumulative Net Losses for All Periods				$8,439,320.56
Cumulative Net Losses as a % of Initial Pool Balance				0.63%

Principal Balance of Extensions				$1,038,897.79
Number of Extensions				100

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